Taxes - Additional information (Details) $ / shares in Units, ¥ in Millions	12 Months Ended
	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($) $ / shares	Sep. 30, 2020 USD ($) $ / shares	Sep. 30, 2019 USD ($) $ / shares
Operating Loss Carryforwards [Line Items]
Corporate income tax at a statutory rate	25.00%	25.00%	25.00%	25.00%
Net income exempt from income tax		$ 4,020,000.00	$ 3,840,000	$ 3,590,000
Tax savings from tax break		$ 1,004,365	$ 960,097	$ 898,597
Per share effect of the tax exemption | $ / shares		$ 0.01	$ 0.06	$ 0.08
Cumulative net operating loss		$ 54,000
Valuation allowance		$ 13,569	$ 0
Scenario of Taxable Income Between One Million And Three Million
Operating Loss Carryforwards [Line Items]
Corporate income tax at a statutory rate	10.00%	10.00%
Scenario of Taxable Income Not More Than One Million
Operating Loss Carryforwards [Line Items]
Corporate income tax at a statutory rate	5.00%	5.00%
Minimum
Operating Loss Carryforwards [Line Items]
Corporate income tax at a statutory rate	5.00%	5.00%
Threshold Taxable Income For Determining Tax Rate | ¥	¥ 1
Minimum | Scenario of Taxable Income Not More Than One Million
Operating Loss Carryforwards [Line Items]
Threshold Taxable Income For Determining Tax Rate | ¥	1
Maximum | Scenario of Taxable Income Between One Million And Three Million
Operating Loss Carryforwards [Line Items]
Threshold Taxable Income For Determining Tax Rate | ¥	¥ 3